Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Interest expense on lease liabilities	$ 62.8	$ 67.8
Short-term, low value and other lease costs	46.5	78.0
Interest revenue on finance lease receivables	14.1	14.7
Non-insurance companies
Disclosure of maturity analysis of finance lease payments receivable [line items]
Short-term, low value and other lease costs	30.8	60.5
Lease concessions, COVID related	14.9
Impairment loss, finance lease receivables, COVID related impairments	$ 11.1	$ 0.0